Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property Plant And Equipment
Property, plant and equipment

17	Property, plant and equipment

(a)	Statement of financial position details

	December 31, 2024				December 31, 2023
	Cost	Accumulated depreciation	Net	Annual Depreciation average rate	Cost	Accumulated depreciation	Net	Annual Depreciation average rate
Land	94,751	-	94,751	-	94,228	-	94,228	-
Buildings	135,357	(47,035)	88,322	2.4%	125,672	(44,726)	80,946	2.2%
Equipment	502,967	(331,092)	171,875	13.9%	443,380	(313,193)	130,187	14.2%
Transportation equipment	35,224	(11,624)	23,600	10.2%	14,625	(10,384)	4,241	9.9%
Furniture and fixtures	41,378	(17,778)	23,600	6.7%	41,049	(15,876)	25,173	6.8%
Other	164,503	(5,103)	159,400	6.6%	140,548	(764)	139,784	6.5%
Total	974,180	(412,632)	561,548	9.6%	859,502	(384,943)	474,559	9.7%

(b)	Changes

	December 31, 2023	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2024
Land	94,228	-	523	-	-	94,751
Buildings	80,946	7,835	1,783	-	(2,242)	88,322
Equipment	130,187	29,434	42,153	(256)	(29,643)	171,875
Transportation equipment	4,241	17,597	2,628	-	(866)	23,600
Furniture and fixtures	25,173	1,111	(517)	(31)	(2,136)	23,600
Other	139,784	44,751	(20,907)	-	(4,228)	159,400
Total	474,559	100,728	25,663	(287)	(39,115)	561,548

	December 31, 2022	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2023
Land	94,228	-	-	-	-	94,228
Buildings	47,968	5,832	28,459	(14)	(1,299)	80,946
Equipment	120,865	55,449	(18,121)	(641)	(27,365)	130,187
Transportation equipment	2,495	-	2,432	-	(686)	4,241
Furniture and fixtures	23,496	6,522	(3,060)	(72)	(1,713)	25,173
Other	49,887	79,446	10,826	-	(375)	139,784
Total	338,939	147,249	20,536	(727)	(31,438)	474,559

	December 31, 2021	Additions	Transfers	Write-offs and disposals	Depreciation	December 31, 2022
Land	94,213	-	15	-	-	94,228
Buildings	45,498	4,657	(976)	(45)	(1,166)	47,968
Equipment	115,154	27,849	1,988	(781)	(23,345)	120,865
Transportation equipment	2,472	175	658	(3)	(807)	2,495
Furniture and fixtures	22,079	2,646	394	(149)	(1,474)	23,496
Other	11,741	38,341	(30)	(78)	(87)	49,887
Total	291,157	73,668	2,049	(1,056)	(26,879)	338,939